Document And Entity Information	9 Months Ended
Sep. 30, 2024
Document Information [Line Items]
Entity Central Index Key	0001792581
Entity Registrant Name	Kiromic Biopharma, Inc.
Amendment Flag	false
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2024
Document Type	S-1
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-4762913
Entity Address, Address Line One	7707 Fannin, Suite 200
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77054
City Area Code	832
Local Phone Number	968‑4888
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false